SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity
The following is a summary of the Company's stock options transactions in 2012:

	Amount	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value *)

Options outstanding at beginning of year	133,334	$0.92	3.14	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-

Options outstanding at end of year	133,334	$0.92	2.14	$-

Vested and expected to vest at end of year	133,334	$0.92	2.14	$-

Options exercisable at end of year	133,334	$0.92	2.14	$-

*)	The options were out of the money as of December 31, 2012 and 2011 and their intrinsic value was considered as zero.

Schedule of Options Outstanding and Exercisable
The options outstanding as of December 31, 2012, have been separated into two exercise prices as follows:

		Weighted average
	Options	remaining
Exercise	outstanding and	Contractual
Price	exercisable	life (years)

$ 0.87	66,667	0.65
$ 0.97	66,667	3.62

	133,334	2.14

Summary of Restricted Share Activity
4.	The following table summarizes information relating to restricted shares, as well as changes to such awards during 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012

Outstanding at beginning of year	181,808	132,050	243,339
Granted	73,620	250,000	-
Vested	(123,378)	(138,711)	(111,880)

Outstanding as of December 31,	132,050	243,339	131,459